Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Allowance for credit losses		¥ 265,855		¥ 270,423
Trading securities		208,711		173,793
Lease liabilities		168,848		176,304
Derivative financial instruments		148,716		161,141
Foreign tax credit and payments	[1]	124,695		54,416
Premises and equipment		46,967		53,531
Available-for-sale securities		0		13,020
Net operating loss carryforwards	[2],[3]	149,521		168,387
Other		290,733		201,141
Deferred Tax Assets, Gross, Total		1,404,047		1,272,156
Valuation allowance		(233,991)	[1],[2],[3]	(198,800)	[1],[2],[3]	¥ (163,164)	¥ (129,150)
Deferred tax assets, net of valuation allowance		1,170,057		1,073,356
Deferred tax liabilities:
Investments		502,589		264,147
Prepaid pension cost and accrued pension liabilities		222,408		224,173
Right-of-use assets		160,630		169,353
Available-for-sale securities		404		0
Other		120,104		54,515
Deferred tax liabilities		1,006,135		712,188
Net deferred tax assets		¥ 163,921		¥ 361,168

[1]	The amount includes ¥37,517 million and ¥99,994 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2023 and 2024, respectively. The amount is fully offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2026 and 2027, respectively.
[2]	The amount includes ¥24,978 million and ¥25,128 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,978 million and ¥25,128 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥49,393 million and ¥9,186 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥43,488 million and ¥4,205 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.